Purchases and other expenses - Other liabilities - Components (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Purchases and other expenses [abstract]
Provisions for litigations	€ 779	€ 537	€ 528	€ 491
Cable network access fees (URI)	194	240	285
Submarine cable consortium	157	235	410
Security deposit received	182	198	232
Orange Money - units in circulation	408	319
Others	738	610	1,032
Total	€ 2,456	€ 2,138	€ 2,487	€ 1,971